EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of the Company's stock options granted to employees for the years ended December 31, 2016, 2015 and 2014 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2016	2015	2014

Risk free interest	1.08%-1.62%	1.24%-1.61%	1.43%-1.73%
Dividend yields	0%	0%	0%
Volatility	33%-35%	33%-34%	34%-36%
Expected term (in years)	4.8	4.8	4.8

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of employee option balances under the 2008 Plan as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2016	1,501,100	$5.0	4.3	$74
Granted	1,267,500	$4.9
Exercised	(171,100)	$3.3
Forfeited	(197,500)	$5.7

Outstanding at December 31, 2016	2,400,000	$5.0	4.4	$380

Exercisable at December 31, 2016	753,081	$5.1	3.3	$101

Vested and expected to vest at December 31, 2016	2,270,670	$5.0	4.4	$360

A summary of employee option balances under the Plans as of December 31, 2015 and 2014 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,431,383	$5.0	5,374,000	$5.0
Granted	570,000	$5.5	600,000	$5.2
Exercised	(1,307,448)	$4.3	(272,000)	$4.0
Expired	(1,209,005)	$5.7	(21,750)	$6.5
Forfeited	(983,830)	$5.5	(1,248,867)	$5.2

Options outstanding at end of year	1,501,100	$5.0	4,431,383	$5.0

Options exercisable at end of year	555,182	$4.7	3,357,465	$5.2

Schedule of Stock Option Activity by Exercise Price
The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2016, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2016	life (years)	price	2016	options

$3.14-4.62	360,000	4.2	$4.1	104,250	$4.0
$4.79-6.72	2,040,000	4.5	$5.2	648,831	$5.3

	2,400,000	4.4	$5.0	753,081	$5.1

Summary of Restricted Stock Activity
The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2016, 2015 and 2014 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2016		2015		2014
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	244,200	$4.1	571,625	$4.1	991,276	$4.1
Vested	(214,350)	$4.0	(281,675)	$4.0	(323,650)	$4.1
Forfeited	(21,750)	$5.0	(45,750)	$3.9	(96,001)	$4.1

RSUs outstanding at the end of the year	8,100	$5.8	244,200	$4.1	571,625	$4.1